Summary of Significant Accounting Policies (Policies)	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies
Use of estimates

Use of estimates

        The preparation of the balance sheet in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly-liquid short term investments with original maturities of 90 days or less when purchased to be cash equivalents.  Cash and cash equivalents are exposed to concentrations of credit risk. The Company places its cash and cash equivalents with what it believes to be high credit quality institutions. At times such investments may be in excess of the Federal Deposit Insurance Corporation insurance limit.

Cash and cash equivalents Cash and cash equivalents include non-interest bearing non-restricted cash and may also include highly liquid investments with original maturities of three months or less.

Underwriting commissions and offering costs

Underwriting commissions and offering costs

        Underwriting commissions and offering costs to be incurred in connection with the Company's securities offerings will be reflected as a reduction of additional paid-in-capital when it is probable that the Company will be responsible for such costs and they can be reasonably estimated. Costs incurred that are not directly associated with the completion of the offerings will be accrued and expensed as incurred to the extent that the Company is responsible for such expenses.

        WAM has agreed to pay all such underwriting commissions as well as placement agent fees for the private placement of units that the Company is conducting concurrently with the IPO; therefore no such costs will be borne by the Company. As of March 31, 2012, WAM has incurred approximately $650,000 related to the offering or organizational costs. Upon successful completion of the IPO, the Company will be required to reimburse WAM for these costs from the proceeds of the offerings up to $1.2 million. Amounts in excess of $1.2 million will be borne by WAM.